                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-09721

                               Fixed Income SHares
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: October 31

          Date of reporting period: July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2006 - 06/30/2007
Fixed Income SHares

====================== ALLIANZ DRESDNER DAILY ASSET FUND =======================

======================== FIXED INCOME SHARES - SERIES C ========================

EL PASO CORP

Ticker:                      Security ID:  835415AJ9
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

  Consent to the proposed                      N/A  N/A         Issuer
amendments in the Indenture

--------------------------------------------------------------------------------

EL PASO PRODUCTION

Ticker:                      Security ID:  283703AB2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

  Consent to the proposed                       For For         Issuer
amendments in the Indenture

--------------------------------------------------------------------------------

SANMINA CORP SUB

Ticker:                      Security ID:  800907AK3
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

  Consent to the proposed                       For For         Issuer
amendments in the Indenture

======================== FIXED INCOME SHARES - SERIES H ========================

======================== FIXED INCOME SHARES - SERIES M ========================

======================== FIXED INCOME SHARES - SERIES R ========================

EDISON MISSION (MEH) HOLDING

Ticker:                      Security ID:  605056AB6
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture
========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      Fixed Income SHares

By (Signature and Title)*:         /s/ Brian Shlissel
                                   --------------------------------------------
                                   Name:  Brian Shlissel
                                   Title: President and Chief Executive Officer

Date: August 31, 2007